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                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

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                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 1998


           The "Dogs" of Wall Street Portfolio is currently not available for sale in all states. Please contact your financial representative or First SunAmerica Life Insurance Company at (800) 99NY-SUN for specific information regarding availability of this Portfolio in your state.




Date: April 1, 1998



                              Please keep this Supplement with your Prospectus